Related Parties - Summary of Directors and Executive Board Management Compensation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 2	$ 2	$ 2
Total Compensation	2	2	2
Executive Committee [member]
Disclosure of transactions between related parties [line items]
Short-term employee benefits	15	12	15
Share-based payment	55	46	35
Total Compensation	$ 70	$ 58	$ 50